Cover	Nov. 12, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Form 8-K/A (this "Amendment") to amend its Current Report on Form 8-K, originally filed with the Securities and Exchange Commission (the "SEC") on November 18, 2021 ("Original Form 8-K") as set forth below. Except as expressly set forth herein, this Amendment does not amend, modify or update the disclosures contained in the Original Form 8-K. Terms used in this Amendment but not defined herein, or for which definitions are not otherwise incorporated by reference herein, shall have the meaning given to such terms in the Original Form 8-K.
Document Period End Date	Nov. 12, 2021
Entity File Number	001-39248
Entity Registrant Name	Oncology Institute, Inc.
Entity Central Index Key	0001799191
Entity Tax Identification Number	84-3562323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18000 Studebaker Rd
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Cerritos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90703
City Area Code	213
Local Phone Number	760-1328
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	DFP Healthcare Acquisitions Corp.
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TOI
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	TOIIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	345 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010